Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Net cash flows, current	$ (152,984)	$ (60,322)
Net cash flows, non-current	111,776	99,759
Net cash flows, total	(41,208)	39,437
Accrued Interest, Current	761	142
Accrued interest	761	142
Foreign exchange movement, current	739	3,794
Foreign exchange movement, non-current		1,734
Foreign exchange movement, total	739	5,528
Reclassification and other, current	65,063	179,355
Reclassification and other, non-current	(65,063)	(179,355)
Other, Current	124
Other, Non current	442	356
Conversion effects, current	1,547	(4,216)
Conversion effects, non current	5,693	(4,731)
Conversion effects	7,240	(8,947)
Other, Total	566	356
Current interest-bearing loans and borrowings, end of the year	112,148	196,898	[1]
Non-current interest-bearing loans and borrowings, end of the year	160,887	108,039	[1]
Total liabilities from financing activities, end of the year	$ 273,035	$ 304,937

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.